S000048870 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	6.77%	1.25%
Performance Inception Date			May 18, 2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.16%
Performance Inception Date			May 18, 2015
Class I
Prospectus [Line Items]
Average Annual Return, Percent	0.45%	6.13%	3.11%
Performance Inception Date			May 18, 2015
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.70%)	1.69%	0.50%
Performance Inception Date			May 18, 2015
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.27%	2.95%	1.32%
Performance Inception Date			May 18, 2015
Class N
Prospectus [Line Items]
Average Annual Return, Percent	0.06%	5.86%	2.84%
Performance Inception Date			May 18, 2015